EVENTS AFTER THE REPORTING PERIOD (Details - Convertible Debt Obligations) - USD ($)		4 Months Ended
	Jan. 01, 2021	Apr. 30, 2022
Disclosure of non-adjusting events after reporting period [line items]
Amount of principal and accrued interest converted	$ 6,170
Debt conversion
Disclosure of non-adjusting events after reporting period [line items]
Amount of principal and accrued interest converted	$ 161,500	$ 229,237
Number of shares issued upon conversion of debt	13,307	38,206